UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: June 30

Date of reporting period: December 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds

Nuveen Equity Funds

For investors seeking the potential for long-term capital appreciation.

Semi-Annual Report December 31, 2013

Fund Name

Nuveen Symphony Dynamic Equity Fund

Life is Complex.

Nuveen makes things e-simple.

It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com If you receive your Nuveen Fund distributions and statements from your financial advisor or brokerage account.

or

www.nuveen.com/accountaccess

If you receive your Nuveen Fund distributions and statements directly from Nuveen.

Must be preceded by or accompanied by a prospectus.

NOT FDIC INSURED MAY LOSE VALUE
NO BANK GUARANTEE

Nuveen Investments	3

Chairman’s Letter to Shareholders

Dear Shareholders,

I am pleased to have this opportunity to introduce myself to you as the new independent chairman of the Nuveen Fund Board, effective July 1, 2013. I am honored to have been selected as chairman, with its primary responsibility to serve the interests of the Nuveen Fund shareholders. My predecessor, Robert Bremner, was the first independent director to serve as chairman of the Board and I, and my fellow Board members, plan to continue his legacy of strong independent oversight of your funds.

The global economy has hit major turning points over the last several months to a year. The developed world is gradually recovering from its financial crisis while the emerging markets appear to be struggling with the downshift of China’s growth potential. Japan is entering a new era of growth after decades of economic stagnation and many of the Eurozone nations appear to be exiting their recession. Despite the positive events, there are still potential risks. Middle East tensions, rising oil prices, defaults in Europe and fallout from the financial stress in emerging markets could all reverse the recent progress in the global economy.

On the domestic front, recent events such as the Federal Reserve decision to slow down its bond buying program beginning in January of 2014 and the federal budget compromise that would guide government spending into 2015 are both positives for the economy moving forward. Corporate fundamentals are strong as earnings per share and corporate cash are at the highest level in two decades. Unemployment is trending down and the housing market has experienced a rebound, each assisting the positive economic scenario. However, there are some issues to be watched. Interest rates are expected to increase but significant uncertainty about the timing remains. Partisan politics in Washington D.C. with their troublesome outcomes add to the uncertainties that could cause problems for the economy going forward.

In the near term, governments are focused on economic recovery and the growth of their economies, which could lead to an environment of attractive investment opportunities. Over the long term, the uncertainties mentioned earlier could hinder the potential growth. Because of this, Nuveen’s investment management teams work hard to balance return and risk with a range of investment strategies. I encourage you to read the following commentary on the management of your fund.

On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

William J. Schneider

Chairman of the Board

February 21, 2014

4	Nuveen Investments

Portfolio Managers’ Comments

This Fund features management by Symphony Asset Management LLC (Symphony), an affiliate of Nuveen Investments. Gunther Stein, Chief Investment Officer and Chief Executive Officer at Symphony, Ross Sakamoto, CFA, and Joel Drescher are co-directors of equity and serve as the portfolio managers for the Fund. Here they discuss their management strategies and the performance of the Fund since its inception.

How did the Fund perform during the abbreviated reporting period from December 12, 2013 through December 31, 2013?

The table in the Fund Performance and Expense Ratio section of this report provides total returns for the Fund’s Class A Shares for the since inception period ended December 31, 2013. The Nuveen Symphony Dynamic Equity Fund’s Class A Shares at net asset value (NAV) outperformed the Lipper Alternative Long/Short Equity Funds Classification Average, but underperformed the Russell 1000® Index for the abbreviated period from its inception on December 12, 2013 through December 31, 2013.

What is the Fund’s primary investment strategy?

The Fund launched on December 12, 2013 with the objective to seek long-term capital appreciation. The Fund pursues its investment objective by establishing long and short positions in a diversified portfolio of equity securities, including common stocks, depositary receipts and depositary shares. The Fund will also take long and short positions in securities of exchange-traded funds (ETFs) in order to gain broad equity market exposure to select industries and sectors.

Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes (including assets acquired through the Fund’s short sales) in equity securities, including ETFs that provide exposure to equity securities.

The Fund may invest in companies of any size. The Fund may invest up to 25% of its total assets in dollar-denominated equity securities of non-U.S. issuers, including emerging market issuers. The Fund’s investments in emerging market issuers are limited to 10% of total assets.

The Fund intends to generally maintain a net investment exposure to the equity market (long market value minus short market value) of between -20% and 100% of net assets. However, in times of unusual or adverse market, economic, regulatory or political conditions, the Fund’s net investment exposure to the equity market may fall outside of this range.

We will take long and short positions in individual securities using an investment process that combines quantitative techniques and fundamental analysis. As of the end of the reporting period, the invest-up process was well under way and was progressing in-line with the Fund’s stated investment policy.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Fund disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Nuveen Investments	5

Risk Considerations

Nuveen Symphony Dynamic Equity Fund

Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may change significantly over short or extended periods of time. The Fund sells securities that it has borrowed but does not own (“short sales”), which is a speculative technique. The Fund will suffer a loss when the price of a security that it holds long decreases or the price of a security that it has sold short increases. Losses on short sales arise from increases in the value of the security sold short, and therefore are theoretically unlimited. Because the Fund invests in both long and short equity positions, the Fund has overall exposure to changes in value of equity securities that is far greater than its net asset value. This may magnify gains and losses and increase the volatility of the Fund’s returns. In addition, the use of short sales will increase the Fund’s expenses. More information on these risks considerations, as well as information on other risks to which the Fund is subject, such as frequent trading, futures contract, and large cap stock risks, are included in the Fund’s prospectus.

6	Nuveen Investments

Fund Performance and Expense Ratios

The Fund Performance and Expense Ratios for the Fund is shown on the following page.

Returns quoted represent past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Returns may reflect a contractual agreement between the Fund and the investment adviser to waive certain fees and expenses; see Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information. In addition, returns may reflect a voluntary expense limitation by the Funds’ investment adviser that may be modified or discontinued at any time without notice. For the most recent month-end performance call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains.

Comparative index and Lipper return information is provided for the Fund’s Class A Shares at net asset value (NAV) only.

The expense ratios shown reflect the Fund’s total operating expenses (before fee waivers and/or expense reimbursements, if any) as shown in the Fund’s most recent prospectus. The expense ratios include management fees and other fees and expenses.

Nuveen Investments	7

Fund Performance and Expense Ratios (continued)

Nuveen Symphony Dynamic Equity Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this page.

Fund Performance

Total Returns as of December 31, 2013

Cumulative
Since Inception*
Class A Shares at NAV	3.00%
Class A Shares at maximum Offering Price	(2.92)%
Russell 1000® Index**	4.26%
Lipper Alternative Long/Short Equity Funds Classification Average**	2.45%

Class C Shares	2.95%
Class I Shares	3.00%

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class I
Gross Expense Ratios	4.59%	5.34%	4.34%
Net Expense Ratios	4.33%	5.08%	4.08%

The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through December 31, 2015 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities (including prime broker fees and charges on short sales), dividend expense on securities sold short, and extraordinary expenses) do not exceed 1.40% of the average daily net assets of any class of Fund shares. The expense limitation expiring December 31, 2015 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

*	Since inception returns are from 12/12/13.

**	Refer to the Glossary of Terms Used in the report for definitions. Indexes and Lipper averages are not available for direct investment.

8	Nuveen Investments

THIS PAGE INTENTIONALLY LEFT BLANK

Nuveen Investments	9

Holding Summaries December 31, 2013

This data relates to the securities held in the Fund’s portfolio of investments. It should not be construed as a measure of performance for the Fund itself.

Nuveen Symphony Dynamic Equity Fund

Portfolio Allocation1

Common Stocks (Long Exposure)	113.2%
Exchange-Traded Funds (Long Exposure)	3.9%
Common Stocks Sold Short (Short Exposure)	(30.9)%
Exchange-Traded Funds Sold Short (Short Exposure)	(16.6)%
Other[2]	30.4%

Portfolio Composition – Long Exposure1,5

Specialty Retail	7.8%
Pharmaceuticals	7.8%
Oil, Gas & Consumable Fuels	6.6%
Insurance	5.5%
Commercial Banks	4.3%
IT Services	4.3%
Aerospace & Defense	3.9%
Software	3.9%
Exchange-Traded Funds	3.9%
Computers & Peripherals	3.8%
Food Products	3.7%
Health Care Equipment & Supplies	3.3%
Chemicals	3.3%
Health Care Providers & Services	3.3%
Biotechnology	3.2%
Semiconductors & Equipment	3.1%
Media	3.1%
Internet Software & Services	2.9%
Machinery	2.7%
Industrial Conglomerates	2.5%
Capital Markets	2.3%
Commercial Services & Supplies	2.1%
Road & Rail	2.0%
Internet & Catalog Retail	2.0%
Automobiles	1.9%
Thrifts & Mortgage Finance	1.8%
Diversified Financial Services	1.8%
Household Products	1.7%
Other[3]	18.6%

Top Five Long Exposure Holdings1

iShares® Russell 2000® Index Fund	3.0%
Apple, Inc.	3.0%
Google Inc., Class A	1.9%
Home Depot, Inc.	1.9%
Microsoft Corporation	1.8%

10	Nuveen Investments

Portfolio Composition – Short Exposure1,5

Exchange-Traded Funds	(16.6)%
Machinery	(3.3)%
Multiline Retail	(2.0)%
Real Estate Investment Trust	(1.7)%
Pharmaceuticals	(1.5)%
Hotels, Restaurants & Leisure	(1.5)%
Air Freight & Logistics	(1.5)%
Software	(1.3)%
Beverages	(1.3)%
IT Services	(1.3)%
Capital Markets	(1.2)%
Food & Staples Retailing	(1.2)%
Metals & Mining	(1.2)%
Other[4]	(11.9)%

Top Five Short Exposure Holdings1

iShares® Barclays 20+ Year Treasury Bond Fund	(3.9)%
Utilities Select Sector SPDR® Fund	(2.9)%
United States Oil Fund LP	(2.9)%
Industrial Select Sector SPDR® Trust	(2.1)%
iShares® MSCI Emerging Markets Index	(2.0)%

1	As a percentage of net assets. Holdings are subject to change.

2	Other assets less liabilities.

3	Other includes all industries less than 1.7% of net assets.

4	Other includes all industries less than (1.2)% of net assets.

5	Percentages will not total to 100%.

Nuveen Investments	11

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the Fund’s expense example below reflect only the first 20 days of the Fund’s operations it may not provide a meaningful understanding of the Fund’s on going expenses.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held through the end of the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.

Nuveen Symphony Dynamic Equity Fund

	Actual Performance			Hypothetical Performance (5% annualized return before expenses)
	A Shares	C Shares	I Shares	A Shares	C Shares	I Shares
Beginning Account Value (12/12/13)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/13)	$1,030.00	$1,029.50	$1,030.00	$1,000.16	$999.75	$1,000.30
Expenses Incurred During Period	$2.62	$3.04	$2.48	$2.58	$2.99	$2.44

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 4.71%, 5.46% and 4.46% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 20/365 (to reflect 20 days in the period since commencement of operations).

12	Nuveen Investments

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Dynamic Equity Fund

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 117.1%

	COMMON STOCKS – 113.2%

	Aerospace & Defense – 3.9%

199	General Dynamics Corporation	$19,014

233	Honeywell International Inc.	21,289

99	TransDigm Group Inc.	15,941

218	United Technologies Corporation	24,808
	Total Aerospace & Defense	81,052

	Automobiles – 1.9%

712	General Motors Company, (2)	29,099

140	Harley-Davidson, Inc.	9,694
	Total Automobiles	38,793

	Beverages – 1.0%

150	Beam Inc.	10,209

248	Coca Cola Enterprises Inc.	10,944
	Total Beverages	21,153

	Biotechnology – 3.2%

171	Amgen Inc.	19,521

74	Biogen Idec Inc., (2)	20,702

339	Gilead Sciences, Inc., (2)	25,476
	Total Biotechnology	65,699

	Building Products – 0.8%

350	Allegion PLC, (2)	15,467

	Capital Markets – 2.3%

210	Ameriprise Financial, Inc.	24,161

286	T. Rowe Price Group Inc.	23,958
	Total Capital Markets	48,119

	Chemicals – 3.3%

246	LyondellBasell Industries NV	19,749

149	Methanex Corporation	8,827

96	PPG Industries, Inc.	18,207

220	WR Grace & Company, (2)	21,751
	Total Chemicals	68,534

	Commercial Banks – 4.3%

607	Pacwest Bancorp.	25,628

240	PNC Financial Services Group, Inc.	18,619

Nuveen Investments	13

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Dynamic Equity Fund (continued)

Shares	Description (1)	Value

	Commercial Banks (continued)

1,324	Regions Financial Corporation	$13,094

694	Wells Fargo & Company	31,508
	Total Commercial Banks	88,849

	Commercial Services & Supplies – 2.1%

1,280	CECO Environmental Corporation	20,698

513	Waste Management, Inc.	23,018
	Total Commercial Services & Supplies	43,716

	Communications Equipment – 0.9%

237	QUALCOMM, Inc.	17,597

	Computers & Peripherals – 3.8%

109	Apple, Inc.	61,161

653	EMC Corporation	16,423
	Total Computers & Peripherals	77,584

	Consumer Finance – 1.2%

426	Discover Financial Services	23,835

	Containers & Packaging – 1.3%

770	Myers Industries, Inc.	16,262

170	Packaging Corp. of America	10,758
	Total Containers & Packaging	27,020

	Diversified Financial Services – 1.8%

579	Bank of America Corporation	9,015

122	IntercontinentalExchange Group Inc.	27,440
	Total Diversified Financial Services	36,455

	Diversified Telecommunication Services – 1.5%

378	AT&T Inc.	13,290

370	Verizon Communications Inc.	18,182
	Total Diversified Telecommunication Services	31,472

	Electric Utilities – 0.4%

169	Pinnacle West Capital Corporation	8,943

	Electrical Equipment – 1.5%

569	Ametek Inc.	29,969

	Electronic Equipment & Instruments – 0.7%

161	Amphenol Corporation, Class A	14,358

	Food & Staples Retailing – 1.3%

152	Costco Wholesale Corporation	18,090

147	Whole Foods Market, Inc.	8,501
	Total Food & Staples Retailing	26,591

14	Nuveen Investments

Shares	Description (1)	Value

	Food Products – 3.7%

142	Bunge Limited	$11,660

327	General Mills, Inc.	16,321

146	Hershey Foods Corporation	14,196

133	JM Smucker Company	13,781

890	WhiteWave Foods Company, (2)	20,417
	Total Food Products	76,375

	Health Care Equipment & Supplies – 3.3%

417	Baxter International, Inc.	29,002

129	Becton, Dickinson and Company	14,253

260	Community Health Systems, Inc.	10,210

264	Medtronic, Inc.	15,151
	Total Health Care Equipment & Supplies	68,616

	Health Care Providers & Services – 3.3%

3,090	Bioscrip, Inc., (2)	22,866

258	Express Scripts, Holding Company, (2)	18,122

163	McKesson HBOC Inc.	26,308
	Total Health Care Providers & Services	67,296

	Hotels, Restaurants & Leisure – 1.3%

327	Starbucks Corporation	25,634

	Household Durables – 1.5%

200	Whirlpool Corporation	31,372

	Household Products – 1.7%

230	Colgate Palmolive Company	14,998

254	Procter & Gamble Company	20,678
	Total Household Products	35,676

	Industrial Conglomerates – 2.5%

362	Danaher Corporation	27,946

809	General Electric Company	22,676
	Total Industrial Conglomerates	50,622

	Insurance – 5.5%

245	Allstate Corporation	13,362

64	Everest Reinsurance Group Ltd	9,976

796	Hartford Financial Services Group, Inc.	28,839

222	MetLife, Inc.	11,970

982	Old Republic International Corporation	16,959

163	PartnerRe Limited	17,185

163	RenaisasnceRE Holdings, Limited	15,866
	Total Insurance	114,157

Nuveen Investments	15

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Dynamic Equity Fund (continued)

Shares	Description (1)	Value

	Internet & Catalog Retail – 2.0%

49	Amazon.com, Inc., (2)	$19,541

18	priceline.com Incorporated, (2)	20,923
	Total Internet & Catalog Retail	40,464

	Internet Software & Services – 2.9%

378	Facebook Inc., Class A Shares, (2)	20,661

35	Google Inc., Class A, (2)	39,225
	Total Internet Software & Services	59,886

	IT Services – 4.3%

70	Alliance Data Systems Corporation, (2)	18,405

472	Amdocs Limited	19,465

23	MasterCard, Inc.	19,216

471	Vantiv Inc., (2)	15,359

70	Visa Inc.	15,588
	Total IT Services	88,033

	Machinery – 2.7%

410	Barnes Group Inc.	15,707

64	Cummins Inc.	9,022

340	WABCO Holdings Inc., (2)	31,759
	Total Machinery	56,488

	Media – 3.1%

341	Comcast Corporation, Class A	17,720

87	Liberty Global PLC Class A, (2)	7,742

228	Viacom Inc., Class B	19,914

229	Walt Disney Company	17,496
	Total Media	62,872

	Multi-Utilities – 1.3%

219	DTE Energy Company	14,539

311	Wisconsin Energy Corporation	12,857
	Total Multi-Utilities	27,396

	Oil, Gas & Consumable Fuels – 6.6%

257	Cabot Oil & Gas Corporation	9,961

218	Chevron Corporation	27,230

105	EOG Resources, Inc.	17,623

152	Noble Energy, Inc.	10,353

199	Phillips 66	15,349

185	Range Resources Corporation	15,597

260	SemGroup Corporation, A Shares	16,960

163	SM Energy Company	13,547

16	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

222	World Fuel Services Corporation	$9,582
	Total Oil, Gas & Consumable Fuels	136,202

	Paper & Forest Products – 1.3%

470	KapStone Paper and Packaging Corp., (2)	26,254

	Pharmaceuticals – 7.8%

216	AbbVie Inc.	11,407

192	Actavis Inc., (2)	32,256

142	Allergan, Inc.	15,773

159	Johnson & Johnson	14,563

410	Medicines Company, (2)	15,834

469	Merck & Company Inc.	23,473

407	Pfizer Inc.	12,466

217	Teva Pharmaceutical Industries Limited, Sponsored ADR	8,697

227	Valeant Pharmaceuticals International, (2)	26,650
	Total Pharmaceuticals	161,119

	Road & Rail – 2.0%

192	Norfolk Southern Corporation	17,823

141	Union Pacific Corporation	23,688
	Total Road & Rail	41,511

	Semiconductors & Equipment – 3.1%

330	Avago Technologies Limtied	17,454

830	Intel Corporation	21,547

315	Linear Technology Corporation	14,348

270	Mellanox Technologies, Limited	10,792
	Total Semiconductors & Equipment	64,141

	Software – 3.9%

157	Check Point Software Technology Limited, (2)	10,130

989	Microsoft Corporation	37,018

327	Oracle Corporation	12,511

569	Parametric Technology Corporation, (2)	20,137
	Total Software	79,796

	Specialty Retail – 7.8%

32	AutoZone, Inc., (2)	15,294

473	Home Depot, Inc.	38,947

220	Lithia Motors Inc.	15,272

163	O’Reilly Automotive Inc., (2)	20,980

222	PetSmart Inc.	16,151

316	Restoration Hardware Holdings Incorporated, (2)	21,267

242	Signet Jewelers Limited	19,045

Nuveen Investments	17

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Dynamic Equity Fund (continued)

Shares	Description (1)	Value

	Specialty Retail (continued)

156	Tiffany & Co.	$14,474
	Total Specialty Retail	161,430

	Textiles, Apparel & Luxury Goods – 1.7%

250	Michael Kors Holdings Limited, (2)	20,298

240	VF Corporation	14,962
	Total Textiles, Apparel & Luxury Goods	35,260

	Thrifts & Mortgage Finance – 1.8%

437	Ocwen Financial Corporation, (2)	24,232

1,068	TFS Financial Corporation, (2)	12,939
	Total Thrifts & Mortgage Finance	37,171

	Tobacco – 0.9%

319	Altria Group, Inc.	12,248

134	Reynolds American Inc.	6,699
	Total Tobacco	18,947
	Total Common Stocks (cost $2,238,115)	2,331,924

Shares	Description (1),(4)	Value

	EXCHANGE-TRADED FUNDS – 3.9%

172	iShares® Russell 1000® Index Fund	$17,745

533	iShares® Russell 2000® Index Fund	61,460
	Total Exchange-Traded Funds (cost $78,600)	79,205
	Total Long-Term Investments (cost $2,316,715)	2,411,129

Shares	Description (1)	Value

	COMMON STOCKS SOLD SHORT – (30.9)% (3)

	Air Freight & Logistics – (1.5)%

(520)	C.H. Robinson Worldwide, Inc.	$(30,337)

	Beverages – (1.3)%

(646)	Coca-Cola Company	(26,686)

	Capital Markets – (1.2)%

(1,150)	Apollo Investment Corporation	(9,752)

(50)	BlackRock Inc.	(15,824)
	Total Capital Markets	(25,576)

	Chemicals – (0.9)%

(120)	Praxair, Inc.	(15,604)

	Computers & Peripherals – (0.5)%

(320)	Diebold Inc.	(10,563)

18	Nuveen Investments

Shares	Description (1)	Value

	Diversified Financial Services – (0.8)%

(300)	Citigroup Inc.	$(15,633)

	Electronic Equipment & Instruments – (0.5)%

(210)	Tech Data Corporation, (2)	(10,836)

	Energy Equipment & Services – (1.0)%

(369)	Diamond Offshore Drilling, Inc.	(21,003)

	Food & Staples Retailing – (1.2)%

(325)	Wal-Mart Stores, Inc.	(25,574)

	Food Products – (0.8)%

(260)	Kellogg Company	(15,878)

	Health Care Equipment & Supplies – (0.7)%

(120)	Cooper Companies, Inc.	(14,861)

	Health Care Providers & Services – (0.5)%

(276)	Premier, Inc. Class A	(10,253)

	Hotels, Restaurants & Leisure – (1.5)%

(320)	McDonald’s Corporation	(31,050)

	Household Products – (0.9)%

(210)	Clorox Company	(19,480)

	Industrial Conglomerates – (1.1)%

(160)	3M Co.	(22,440)

	Internet & Catalog Retail – (1.0)%

(390)	eBay Inc., (2)	(21,407)

	IT Services – (1.3)%

(140)	International Business Machines Corporation (IBM)	(26,260)

	Life Sciences Tools & Services – (1.0)%

(210)	Waters Corporation, (2)	(21,000)

	Machinery – (3.3)%

(350)	Deere & Company	(31,966)

(190)	Stanley Black & Decker Inc.	(15,331)

(140)	Valmont Industries, Inc.	(20,877)
	Total Machinery	(68,174)

	Metals & Mining – (1.2)%

(178)	Compass Minerals International, Inc.	(14,249)

(2,900)	IAMGOLD Corporation	(9,657)
	Total Metals & Mining	(23,906)

	Multiline Retail – (2.0)%

(330)	Nordstrom, Inc.	(20,394)

(320)	Target Corporation	(20,246)
	Total Multiline Retail	(40,640)

Nuveen Investments	19

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Symphony Dynamic Equity Fund (continued)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – (0.5)%

(759)	Petroleo Brasileiro, Sponsored ADR	$(10,459)

	Pharmaceuticals – (1.5)%

(610)	Eli Lilly and Company	(31,110)

	Real Estate Investment Trust – (1.7)%

(250)	Boston Properties, Inc.	(25,093)

(460)	Senior Housing Properties Trust	(10,226)
	Total Real Estate Investment Trust	(35,319)

	Software – (1.3)%

(310)	SAP AG, Sponsored ADR	(27,013)

	Specialty Retail – (0.7%)%

(410)	Urban Outfitters, Inc., (2)	(15,211)

	Textiles, Apparel & Luxury Goods – (1.0)%

(360)	Coach, Inc.	(20,207)
	Total Common Stocks Sold Short (proceeds $614,464)	(636,480)

Shares	Description (1),(4)	Value

	EXCHANGE-TRADED FUNDS SOLD SHORT – (16.6)% (3)

(368)	Health Care Select Sector SPDR® Trust	$(20,402)

(810)	Industrial Select Sector SPDR® Trust	(42,331)

(780)	iShares® Barclays 20+ Year Treasury Bond Fund	(79,451)

(994)	iShares® MSCI Emerging Markets Index	(41,519)

(370)	Market Vectors® Semiconductors ETF	(15,699)

(300)	SPDR® S&P® Oil & Gas Exploration & Production ETF	(20,506)

(1,710)	United States Oil Fund LP	(60,397)

(1,600)	Utilities Select Sector SPDR® Fund	(60,751)

	Total Exchange-Traded Funds Sold Short (proceeds $336,148)	(341,056)
	Total Securities Sold Short (proceeds $950,612)	(977,536)
	Other Assets Less Liabilities – 30.4%	626,223
	Net Assets – 100%	$2,059,816

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short and Exchange-Traded Funds Sold Short. As of the end of the reporting period, long-term investments with a value of $1,555,857 have been pledged as collateral for Common Stocks Sold Short and Exchange-Traded Funds Sold Short.

(4)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

ADR	American Depositary Receipt.

See accompanying notes to financial statements.

20	Nuveen Investments

Statement of

Assets and Liabilities December 31, 2013 (Unaudited)

Assets
Long-term investments, at value (cost $2,316,715)	$2,411,129
Cash	640,389
Receivable for:
Dividends	661
Reimbursement from Adviser	8,001
Investments sold	30,760
Total assets	3,090,940
Liabilities
Securities sold short, at value (proceeds $950,612)	977,536
Payable for:
Dividends on securities sold short	3,435
Investments purchased	40,595
Accrued expenses:
Trustees fees	4
12b-1 distribution and service fees	35
Other	9,519
Total liabilities	1,031,124
Net assets	$2,059,816
Class A Shares
Net assets	$51,490
Shares outstanding	2,500
Net asset value per share	$20.60
Offering price per share (net asset value per share plus maximum sales charge of 5.75% of offering price)	$21.86
Class C Shares
Net assets	$51,468
Shares outstanding	2,500
Net asset value and offering price per share	$20.59
Class I Shares
Net assets	$1,956,858
Shares outstanding	95,000
Net asset value and offering price per share	$20.60
Net assets consist of:
Capital paid-in	$2,000,000
Undistributed (Over-distribution of) net investment income	(4,050)
Accumulated net realized gain (loss)	(3,624)
Net unrealized appreciation (depreciation)	67,490
Net assets	$2,059,816
Authorized shares – per class	Unlimited
Par value per share	$0.01

See accompanying notes to financial statements.

Nuveen Investments	21

Statement of

Operations For the period December 12, 2013 (commencement

of operations) through December 31, 2013 (Unaudited)

Dividend Income	$942
Expenses
Management fees	1,410
12b-1 service fees – Class A	7
12b-1 distribution and service fees – Class C	28
Dividends expense on securities sold short	3,437
Shareholder servicing agent fees and expenses	76
Custodian fees and expenses	168
Trustees fees and expenses	4
Professional fees	1,548
Shareholder reporting expenses	7,468
Federal and state registration fees	257
Total expenses before fee waiver/expense reimbursement	14,403
Fee waiver/expense reimbursement	(9,411)
Net expenses	4,992
Net investment income (loss)	(4,050)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	442
Securities sold short	(4,066)
Change in net unrealized appreciation (depreciation) of:
Investments	94,414
Securities sold short	(26,924)
Net realized and unrealized gain (loss)	63,866
Net increase (decrease) in net assets from operations	$59,816

See accompanying notes to financial statements.

22	Nuveen Investments

Statement of

Changes in Net Assets (Unaudited)

For the Period 12/12/13 (commencement of operations) through 12/31/13
Operations
Net investment income (loss)	$(4,050)
Net realized gain (loss) from:
Investments	442
Securities sold short	(4,066)
Change in net unrealized appreciation (depreciation) of:
Investments	94,414
Securities sold short	(26,924)
Net increase (decrease) in net assets from operations	59,816
Fund Share Transactions
Proceeds from sale of shares	2,000,000
Net increase (decrease) in net assets from Fund share transactions	2,000,000
Net increase (decrease) in net assets	2,059,816
Net assets at the beginning of period	—
Net assets at the end of period	$2,059,816
Undistributed (Over-distribution of) net investment income at the end of period	$(4,050)

See accompanying notes to financial statements.

Nuveen Investments	23

Financial

Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)		Investment Operations			Less Distributions
Year Ended June 30,	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending Net Asset Value
Class A (12/13)
2014(e)	$20.00	$(.04)	$.64	$.60	$—	$—	$—	$20.60
Class C (12/13)
2014(e)	20.00	(.05)	.64	.59	—	—	—	20.59
Class I (12/13)
2014(e)	20.00	(.04)	.64	.60	—	—	—	20.60

24	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement(d)				Ratios to Average Net Assets After Waiver/Reimbursement(c)(d)
Total Return(b)	Ending Net Assets (000)	Expenses(f)		Net Investment Income (Loss)		Expenses(f)		Net Investment Income (Loss)		Portfolio Turnover Rate(g)

3.00%	$51	13.17	%*	(12.31	)%*	4.71	%*	(3.85	)%*	33%

2.95	51	13.93	*	(13.07	)*	5.46	*	(4.61	)*	33

3.00	1,957	12.93	*	(12.09	)*	4.46	*	(3.61	)*	33

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser.
(d)	Each ratio includes the effect of dividends expense on securities sold short and prime broker expense, when applicable, as follows:

	Ratios of Dividends Expense on Securities Sold Short and Prime Brokerage Expense to Average Net Assets
Year Ended June 30,	Class A		Class C		Class I
2014(e)	3.10	%*	3.10	%*	3.09	%*

(e)	For the period December 12, 2013 (commencement of operations) through December 31, 2013.
(f)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the exchange-traded funds in which the Fund invests. These exchange-traded fund fees and expenses are not reflected in the expense ratios. Because the exchange-traded funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(g)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	25

Notes to

Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Trust Information

The Nuveen Investment Trust II (the “Trust”), is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Nuveen Symphony Dynamic Equity Fund (the “Fund”), a non-diversified fund, among others. The Trust was organized as a Massachusetts business trust on June 27, 1997. The Fund commenced operations on December 12, 2013.

Investment Adviser

The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). The Adviser is responsible for the Fund’s overall investment strategy and asset allocation decisions. The Adviser has entered into a sub-advisory agreement with Symphony Asset Management LLC (the “Sub-Adviser”), an affiliate of Nuveen, under which Symphony manages the investment portfolio of the Fund.

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes (including assets acquired through the Fund’s short sales) in equity securities, including exchange-traded funds (“ETFs”) that provide exposure to equity securities. The Fund pursues its investment objective by establishing long and short investment exposures to equity securities. The Fund will take long positions by investing directly in equity securities and ETFs. The Fund generally will obtain short investment exposures though short sales of ETFs and through derivative instruments, although it may also engage in short sales of individual equity securities. The Fund will take long and short positions in ETFs in order to gain exposure to broad segments of the equity market, or to particular industries or sectors of the market. In addition, subject to the 80% requirement set forth above, the Fund may take long and short positions in ETFs that provide exposure to other asset classes including, but not limited to, commodities, currencies and debt securities.

The Fund may invest in companies of any size. The Fund may invest up to 25% of its total assets in equity securities of non-U.S. issuers, including emerging market issuers. The Fund’s investments in emerging market issuers are limited to 10% of total assets.

The Sub-Adviser will vary the level of the Fund’s long and short positions in order to obtain a level of net investment exposure to the equity market (either positive or negative) that it believes is advisable given then current market conditions. The Fund may have long positions totaling up to 150% of its net assets and short positions totaling up to 100% of its net assets, and will maintain a net investment exposure (long positions minus short positions) ranging from approximately -20% to 100% of net assets.

The Fund may also obtain long and short investment exposures to equity securities through the use of derivative instruments, including futures contracts and total return swaps. The investment exposure provided by derivative positions will be measured using their notional values.

The Fund’s most recent prospectus provides further description of the Fund’s investment objective, principal investment strategies and principal risks.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes.

Investment Income

Dividend income on investments purchased and dividend expense on securities sold short are recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income is recorded on an accrual basis.

Professional Fees

Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue

26	Nuveen Investments

other claims or legal actions on behalf of Fund shareholders. Should the Fund receive a refund of workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.

Dividends and Distributions to Shareholders

Dividends from net investment income and net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Share Classes and Sales Charges

Class A Shares are generally sold with an up-front sales charge and incur a ..25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within twelve months of purchase. Class C Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Multiclass Operations and Allocations

Income and expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution fees and service fees, are recorded to the specific class.

Realized and unrealized capital gains and losses of the Fund are prorated among the classes based on the relative net assets of each class.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Netting Agreements

In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivative Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. As of December 31, 2013, the Fund was not invested in any portfolio securities or derivatives that are subject to netting agreements.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements

Investment Valuation

Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1 for fair value measurement purposes. Securities primarily traded on the NASDAQ National Market (“NASDAQ”) are valued, except as indicated below, at the NASDAQ Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the quoted bid price and are generally classified as Level 2. Prices of certain American Depositary Receipts (“ADR”) held by the Fund that trade in the United States are valued based on the last traded price, official closing price, or the most recent bid price of the underlying non-U.S.-traded stock, adjusted as appropriate for the underlying-to-ADR conversion ratio and foreign exchange rate, and from time-to-time may also be adjusted further to take into account material events that may take place after the close of the local non-U.S. market but before the close of the New York Stock Exchange, which may represent a transfer from a Level 1 to a Level 2 security.

Nuveen Investments	27

Notes to Financial Statements (Unaudited) (continued)

ETFs are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Fund’s Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Fund’s Board of Trustees or its designee.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$2,331,924	$—	$—	$2,331,924
Exchange-Traded Funds	79,205	—	—	79,205
Common Stocks Sold Short*	(636,480)	—	—	(636,480)
Exchange-Traded Funds Sold Short*	(341,056)	—	—	(341,056)
Total	$1,433,593	$—	$—	$1,433,593
*	Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

28	Nuveen Investments

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)	If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

3. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Foreign Currency Transactions

To the extent that the Fund invests in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Fund is maintained in U.S. dollars. Foreign currencies, assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern Time. Investment transactions, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received.

The realized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with other assets and liabilities on investments and derivatives are recognized as a component of “Net realized gain (loss) from investments,” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with other assets and liabilities on investments are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments,” on the Statement of Operations, when applicable.

Short Sale Transactions

The Fund pursues a “long/short” investment strategy, pursuant to which it sells securities short and may purchase additional long investments with some or all of the proceeds of the short sale transation.

When the Fund sells a security short, it borrows the security from a third party and segregates assets as collateral to secure its obligation to return the security to the lender either upon closing out the short position or upon demand from the lender. Proceeds from short selling may be used to finance the purchase of additional securities for the Fund’s long portfolio. The amount of collateral required to be pledged to borrow a security is determined by reference to the market value of the security borrowed. The value of the collateral required to be pledged as of the end of the reporting period is disclosed in the Fund’s Portfolio of Investments. The Fund is obligated to pay the party from whom the securities were borrowed dividends declared on the stock by the issuer and recognizes such amounts as “Dividends expense on securities sold short” on the Statement of Operations. Short sales are valued daily, and the corresponding unrealized gains and losses are recognized as “Change in net unrealized appreciation (depreciation) of securities

Nuveen Investments	29

Notes to Financial Statements (Unaudited) (continued)

sold short” on the Statement of Operations. Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the related amounts shown on the Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain. The Fund will realize a gain if the price of the security declines between those dates. Gains and losses from securities sold short are recognized as “Net realized gain (loss) from securities sold short” on the Statement of Operations.

Bank of America Merrill Lynch (“BAML”) facilitates the short sales transactions for the Fund. The Fund currently pays prime brokerage fees to BAML for its services for the Fund, which are recognized as a component of “Other expenses” on the Statement of Operations, when applicable.

Investments in Derivatives

The Fund is authorized to invest in certain derivatives instruments. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. Although the Fund is authorized to invest in derivative instruments, and may do so in the future, it did not make any such investments during the period December 12, 2013, (commencement of Operations), through December 31, 2013.

Market and Counterparty Credit Risk

In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

4. Fund Shares

Transactions in Fund shares were as follows:

	For the period 12/12/13 (commencement of operations) through 12/31/13
	Shares	Amount
Shares sold:
Class A	2,500	$50,000
Class C	2,500	50,000
Class I	95,000	1,900,000
	100,000	2,000,000
Shares redeemed:
Class A	—	—
Class C	—	—
Class I	—	—
	—	—
Net increase (decrease)	100,000	$2,000,000

5. Investment Transactions

Purchases and sales (including proceeds from securities sold short) during the period December 12, 2013 (commencement of operations) through December 31, 2013, aggregated $2,474,491 and $1,104,763, respectively.

30	Nuveen Investments

6. Income Tax Information

The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is determined in accordance with income tax regulations, which may differ from U.S. GAAP.

As of December 31, 2013, the cost and unrealized appreciation (depreciation) of investments (excluding securities sold short), as determined on a federal income tax basis, were as follows:

Cost of investments	$2,316,715
Gross unrealized:
Appreciation	$95,172
Depreciation	(758)
Net unrealized appreciation (depreciation) of investments	$94,414

7. Management Fees and Other Transactions with Affiliates

The Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Fund from the management fee paid to the Adviser.

The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, is calculated according to the following schedule:

Average Daily Net Assets	Fund-Level Fee Rate
For the first $125 million	1.1000%
For the next $125 million	1.0875
For the next $250 million	1.0750
For the next $500 million	1.0625
For the next $1 billion	1.0500
For net assets over $2 billion	1.0250

The annual complex-level fee, payable monthly, is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445
*	The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen Funds. Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of December 31, 2013, the complex-level fee rate for the Fund was .1686%.

Nuveen Investments	31

Notes to Financial Statements (Unaudited) (continued)

The Adviser has agreed to waive fees and/or reimburse expenses through December 31, 2015, so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities (including prime broker fees and charges on short sales), dividend expense on securities sold short and extraordinary expenses) do not exceed 1.40% of the average daily net assets of any class of Fund shares.

The Adviser may also voluntarily reimburse expenses from time to time. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

During the period December 12, 2013 (commencement of operations) through December 31, 2013, Nuveen Securities, LLC, a wholly-owned subsidiary of Nuveen retained all 12b-1 fees.

As of December 31, 2013, Nuveen owned shares of the Fund as follows:

Class A	2,500
Class C	2,500
Class I	95,000

32	Nuveen Investments

Additional Fund Information

Fund Manager

Nuveen Fund Advisors, LLC

333 West Wacker Drive

Chicago, IL 60606

Sub-Adviser

Symphony Asset Management LLC

555 California Street

Rene Suite 2975

San Francisco, CA 94104

Legal Counsel

Chapman and Cutler LLP

Chicago, IL 60603

Independent Registered
Public Accounting Firm

PricewaterhouseCoopers LLP

Chicago, IL 60606

Custodian

State Street Bank & Trust Company

Boston, MA 02111

Transfer Agent and
Shareholder Services

Boston Financial

Data Services, Inc.

Nuveen Investor Services

P.O. Box 8530

Boston, MA 02266-8530

(800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information: The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. FINRA also provides an investor brochure that includes information describing the Public Disclosure Program.

Nuveen Investments	33

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Lipper Alternative Long/Short Equity Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Alternative Long/Short Equity Funds classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Long Position: A security the fund owns in its portfolio.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.

Russell 1000® Index: An unmanaged index generally considered representative of large-cap stocks. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Short Position: A security the fund does not own but has sold through the delivery of a borrowed security.

Tax Equalization: The practice of treating a portion of the distribution made to a redeeming shareholder, which represents his proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

34	Nuveen Investments

Investment Management Agreement

Approval Process (Unaudited)

The Board of Trustees (the “Board,” and each Trustee, a “Board Member”) of the Fund, including the Board Members who are not parties to the Fund’s advisory or sub-advisory agreement or “interested persons” of any such parties (the “Independent Board Members”), is responsible for approving advisory arrangements for the Fund. At a meeting held on November 18-20, 2013 (the “Meeting”), the Board Members, including the Independent Board Members, considered and approved the investment management agreement (the “Investment Management Agreement”) between the Fund and Nuveen Fund Advisors, LLC (the “Adviser”), and the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Symphony Asset Management LLC (the “Sub-Adviser”), on behalf of the Fund. The Sub-Adviser and the Adviser are each hereafter a “Fund Adviser.” The Investment Management Agreement and the Sub-Advisory Agreement are each hereafter an “Advisory Agreement.”

To assist the Board in its evaluation of an Advisory Agreement with a Fund Adviser at the Meeting, the Independent Board Members had received, in adequate time in advance of the Meeting or at prior meetings, materials which outlined, among other things:

•	the nature, extent and quality of services expected to be provided by the Fund Adviser;

•	the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;

•	the expertise and background of the Fund Adviser with respect to the Fund’s investment strategy;

•	certain performance-related information (as described below);

•	the profitability of Nuveen Investments, Inc. (“Nuveen”);

•	the proposed management fees of the Fund Adviser, including comparisons of such fees with the management fees of comparable funds;

•	the expected expenses of the Fund, including comparisons of the Fund’s expected expense ratio with the expense ratios of comparable funds; and

•	the soft dollar practices of the Fund Adviser, if any.

At the Meeting, the Adviser made a presentation to and responded to questions from the Board of the Fund. During the Meeting, the Independent Board Members also met privately with their legal counsel to, among other things, review the Board’s duties under the Investment Company Act of 1940 (the “1940 Act”), the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties, factors to be considered in voting on advisory contracts and an adviser’s fiduciary duty with respect to advisory agreements and compensation. It is with this background that the Independent Board Members considered the Advisory Agreements. As outlined in more detail below, the Independent Board Members considered all factors they believed relevant with respect to the Fund, including among other factors: (a) the nature, extent and quality of the services to be provided by the Fund Advisers; (b) investment performance, as described below; (c) the advisory fees and costs of the services to be provided to the Fund and the profitability of the Fund Advisers; (d) the extent of any anticipated economies of scale; (e) any benefits expected to be derived by the Fund Advisers from their relationships with the Fund; and (f) other factors. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Fund’s Advisory Agreements.

A. Nature, Extent and Quality of Services

The Independent Board Members considered the nature, extent and quality of the respective Fund Adviser’s services, including advisory services and administrative services. As the Adviser and the Sub-Adviser already serve as adviser and sub-adviser, respectively, to other Nuveen funds overseen by the Board Members, the Board has a good understanding of each such Fund Adviser’s organization, operations and personnel. As the Independent Board Members meet regularly throughout the year to oversee the Nuveen funds, including funds currently advised by the Fund Advisers, the Independent Board Members have relied upon their knowledge from their meetings and any other interactions throughout the year of the respective Fund Adviser and its services in evaluating the Advisory Agreements.

At the Meeting and/or at prior meetings, the Independent Board Members reviewed materials outlining, among other things, the respective Fund Adviser’s organization and business; the types of services that such Fund Adviser or its affiliates provide to the Nuveen funds and are expected to provide to the Fund; and the experience of the respective Fund Adviser with applicable investment strategies. Further, the Independent Board Members have evaluated the background and experience of the relevant investment personnel.

In addition to advisory services, the Independent Board Members have considered the quality and extent of administrative and other non-investment advisory services that the Adviser and its affiliates will provide to the Fund, including product management, investment services (such as oversight of

Nuveen Investments	35

Investment Management Agreement Approval Process (Unaudited) (continued)

investment policies and procedures, risk management, and pricing), fund administration, oversight of service providers, shareholder services and communications, administration of Board relations, regulatory and portfolio compliance and legal support. The Independent Board Members also recognized that the Adviser would oversee the Sub-Adviser.

In evaluating the services of the Sub-Adviser, the Independent Board Members noted that the Sub-Adviser was generally expected to supply portfolio investment management services to the Fund. In addition, the Board Members recognized the Sub-Adviser’s experience.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services expected to be provided to the Fund under each Advisory Agreement were satisfactory.

B. Investment Performance

The Fund was new and therefore did not have its own performance history. The Independent Board Members are familiar with the performance records of other Nuveen funds advised by the Adviser and sub-advised by the Sub-Adviser; however, they recognized that the Sub-Adviser does not currently manage any funds that are similar to the Fund.

C. Fees, Expenses and Profitability

1. Fees and Expenses

In evaluating the management fees and expenses that the Fund was expected to bear, the Independent Board Members considered, among other things, the Fund’s proposed management fee structure, the rationale for its proposed fee levels, and its expected expense ratio in absolute terms as well as compared with the fees and expense ratios of comparable funds. Accordingly, the Independent Board Members reviewed, among other things, the proposed gross management fee and estimated net total expense ratio for the Fund, as well as comparative fee and expense data pertaining to the Fund’s peers in the Lipper category in which it was anticipated to be classified (i.e., the Long/Short Equity category) and comparative fee and expense data for the Nuveen Equity Long/Short Fund. Further, the Independent Board Members considered the proposed sub-advisory fee rate for the Fund (as a percentage of the Fund’s net management fee) and observed that it was typical of other Nuveen funds.

In addition, the Independent Board Members considered the fund-level breakpoint schedule and the complex-wide breakpoint schedule (described in further detail below) and any applicable fee waivers and expense reimbursements expected to be provided. Based on their review of the fee and expense information provided, the Independent Board Members determined that the Fund’s management fees to a Fund Adviser were reasonable in light of the nature, extent and quality of services to be provided to the Fund.

2. Comparisons with the Fees of Other Clients

The Board recognized that, like all Nuveen funds, the Fund would have a sub-adviser (which, in the case of the Fund, would be an affiliated sub-adviser), and therefore, the overall fund management fee can be divided into two components, the fee retained by the Adviser and the fee paid to the Sub-Adviser. In general terms, the fee to the Adviser will reflect the administrative services it will provide to support the Fund, and while some administrative services may occur at the sub-adviser level, the fee will generally reflect the portfolio management services provided by the Sub-Adviser. Due to their experience with other Nuveen funds, the Independent Board Members were familiar with the nature of services provided by the Adviser, including through the Sub-Adviser, and the range of fees and average fee the Sub-Adviser has assessed for such services to other clients. Such other clients include separately managed accounts (both retail and institutional accounts), hedge funds, foreign investment funds offered by Nuveen, and funds that are not offered by Nuveen but are sub-advised by one of Nuveen’s investment management teams. In evaluating the comparisons of fees, the Independent Board Members have noted, at the Meeting or at prior meetings, that the fee rates charged to a fund (such as the Fund) and charged to other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Fund. Accordingly, the Independent Board Members have considered the differences in the product types, including, but not limited to, the services to be provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members have noted, in particular, that the range of services, as described above, to be provided to a fund (such as the Fund) is much more extensive than that provided to separately managed accounts. Many of the additional administrative services to be provided by the Adviser are not required for institutional clients. The Independent Board Members further noted that the management fee rates of the foreign funds advised by the Adviser may vary due to, among other things, differences in the client base, governing bodies, operational complexities and services covered by the management fee. The Independent Board Members also reviewed the fees the Sub-Adviser assesses for equity and taxable fixed-income hedge funds it manages, which include a performance fee. Given the inherent differences in the various products, particularly the extensive services to be provided to the Fund, the Independent Board Members believe such facts justify the different levels of fees. The Independent Board Members further recognized, however, that the management fee breakpoint schedule was consistent with that of other Nuveen equity funds.

36	Nuveen Investments

3. Profitability of Fund Advisers

In conjunction with their review of fees at the Meeting or at prior meetings, the Independent Board Members have considered the profitability of Nuveen for its advisory activities and its financial condition. At the Meeting or at prior meetings, the Independent Board Members reviewed the revenues and expenses of Nuveen’s advisory activities, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability. Certain Nuveen financial information included in a report dated November 11, 2013 and Nuveen’s June 30, 2013 consolidated financial statements had also been available. The Independent Board Members have also considered, at the Meeting or at prior meetings, Nuveen’s revenues for advisory activities, expenses, and profit margin compared to that of various unaffiliated management firms with comparable assets under management (based on asset size and asset composition).

In reviewing profitability, the Independent Board Members have recognized the Adviser’s continued investment in its business to enhance its services, including capital improvements to investment technology, updated compliance systems, and additional personnel. In addition, in evaluating profitability, the Independent Board Members have also recognized the subjective nature of determining profitability which may be affected by numerous factors, including the allocation of expenses and that various allocation methodologies may each be reasonable but yield different results. Further, the Independent Board Members have recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members have reviewed Nuveen’s methodology and assumptions for allocating expenses across product lines to determine profitability. Based on their review, the Independent Board Members concluded that the Adviser’s level of profitability for its advisory activities was reasonable in light of the services to be provided.

With respect to the Sub-Adviser, which is affiliated with Nuveen, the Independent Board Members have previously reviewed its revenues, expenses and profitability margins (pre- and post-tax) for its advisory activities and the methodology used for allocating expenses among the internal sub-advisers. Based on their review, the Independent Board Members were satisfied that the Sub-Adviser’s level of profitability was reasonable in light of the services to be provided to the Fund.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts expected to be paid to a Fund Adviser by the Fund as well as indirect benefits (such as soft dollar arrangements), if any, the respective Fund Adviser and its affiliates are expected to receive that are directly attributable to the management of the Fund. See Section E below for additional information on indirect benefits a Fund Adviser may receive as a result of its relationship with the Fund. Based on their review of the overall fee arrangements of the Fund, the Independent Board Members determined that the advisory fees and expected expenses of the Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. The Independent Board Members therefore considered whether the Fund could be expected to benefit from any economies of scale. One method to help ensure that the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component. Accordingly, the Independent Board Members received and reviewed the schedule of proposed advisory fees for the Fund, including fund-level breakpoints thereto.

In addition to fund-level advisory fee breakpoints, the Board also considered the Fund’s complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex, including the Fund, are generally reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Independent Board Members have considered that the complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with the Fund’s shareholders when assets under management increase.

E. Indirect Benefits

In evaluating fees, the Independent Board Members also considered information received at the Meeting or at prior meetings regarding potential “fall out” or ancillary benefits that a Fund Adviser or its affiliates may receive as a result of its relationship with the Fund. In this regard, the Independent Board Members considered, among other things, any sales charges, distribution fees and shareholder services fees expected to be received and retained by the Fund’s principal underwriter, an affiliate of the Adviser, including fees to be received pursuant to any 12b-1 plan.

Nuveen Investments	37

Investment Management Agreement Approval Process (Unaudited) (continued)

In addition to the above, the Independent Board Members considered whether the Fund Advisers will receive any benefits from soft dollar arrangements whereby a portion of the commissions paid by the Fund for brokerage may be used to acquire research that may be useful to a Fund Adviser in managing the assets of the Fund and other clients. The Fund’s portfolio transactions will be determined by the Sub-Adviser. Accordingly, the Independent Board Members considered that the Sub-Adviser may benefit from its soft dollar arrangements pursuant to which it receives research from brokers that execute the Fund’s portfolio transactions. The Board also recognized that the research received pursuant to soft dollar arrangements by the Sub-Adviser may also benefit the Fund and shareholders to the extent the research enhances the ability of the Sub-Adviser to manage the Fund. The Independent Board Members noted that the Sub-Adviser’s profitability may be somewhat lower if it did not receive the research services pursuant to the soft dollar arrangements and had to acquire such services directly.

Based on their review, the Independent Board Members concluded that any indirect benefits expected to be received by a Fund Adviser as a result of its relationship with the Fund were reasonable and within acceptable parameters.

F. Approval

The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including a majority of the Independent Board Members, concluded that the terms of the Investment Management Agreement and Sub-Advisory Agreement were fair and reasonable, that the respective Fund Adviser’s fees are reasonable in light of the services to be provided to the Fund and that the Investment Management Agreement and Sub-Advisory Agreement should be and were approved on behalf of the Fund.

38	Nuveen Investments

Notes

Nuveen Investments	39

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the longterm goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates-Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management, and Gresham Investment Management. In total, Nuveen Investments managed approximately $215 billion as of September 30, 2013.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mf

Distributed by Nuveen Securities, LLC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com

MSA-SDEF-1213P

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date: March 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date: March 6, 2014

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: March 6, 2014